ALLOWANCE FOR LOAN LOSSES (Schedule of Changes in the Allowance for Loan Losses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	$ 385	$ 630	$ 645
Provision for loan losses	(68)	(104)	(15)
Loans charged off	10	141
ALLL balance at June 30	$ 307	$ 385	$ 630